SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9.SHARE-BASED COMPENSATION

In April 2022, the Company adopted 2022 Performance Incentive Plan (“2022 Plan”), which is conditional on and effective upon completion of IPO. The initial aggregate amount of ordinary shares that may be issued under the 2022 Plan is 1,748,667, provided that the shares reserved under the 2022 Plan shall automatically increase on the first trading day in January of each calendar year during the term of the 2022 Plan, commencing in January 2023, by an amount equal to (i) four percent (4%) of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by our board of directors.

On April 18, 2022 the Board granted 1,698,667 shares to the management team, employees, and the independent directors. As of December 31, 2023, and 2024 the Company issued 35,031 and 31,253 shares and not outstanding for future transfer for employees exercise share options. Share options containing only service conditions granted to each grantee under the 2019 Plan, 2020 Plan and 2022 Plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

On July 17, 2023, the Board granted options pursuant to Section 4.2 of the 2022 Plan adopted in April 2022, the maximum number of ordinary shares issuable under 2022 Plan (the “Share Limit”) shall automatically increase on the first trading day in each year during the term of the 2022 Plan, commencing from January 2023, by an amount equal to (i) four percent (4)% of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by the Board. Pursuant to the foregoing, the Share Limit increased by 995,956 shares as of January 2023. In addition, as some share options previously granted to employees that have left the Company have been cancelled, the total number of ordinary shares available for future grants under 2022 Plan as of the date hereof is 1,152,615 shares. Share options containing only service conditions granted to each grantee under 2022 Plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

On August 29, 2024, the Board granted options pursuant to Section 4.2 of the 2022 Plan adopted in April 2022, the maximum number of ordinary shares issuable under 2022 Plan (the “Share Limit”) shall automatically increase on the first trading day in each year during the term of the 2022 Plan, commencing from January 2023, by an amount equal to (i) four percent (4)% of the total number of ordinary shares issued and outstanding on December 31 of the immediately preceding calendar year or (ii) such lesser number of ordinary shares as may be established by the Board. Pursuant to the foregoing, the Share Limit increased by 1,165,977 shares as of January 2024. In addition, as some share options previously granted to employees that have left the Company have been cancelled, the total number of ordinary shares available for future grants under 2022 Plan (including both Share Incentive Plan (as defined under 2022 Plan) and 2022 Plan) as of the date hereof is 1,212,258 shares. Share options containing only service conditions granted to each grantee under 2022 Plan will generally be exercisable upon the grantee renders service to the Company in accordance with a stipulated vesting schedule. Grantees are generally subject to a vesting schedule of no longer than three years, under which the grantee earns an entitlement to vest a certain percentage of his option grants at the end of each month or year of completed service. The share option awards shall expire no more than ten years from their grant dates.

Share options containing both service conditions and performance conditions granted to each grantee under the 2019 Plan, 2020 Plan, and 2022 Plan shall become eligible for vesting upon the occurrence of their applicable performance conditions (including but not limited to the completion of business and operational goals, etc.).

The fair value of options was determined using the Binomial Option Pricing Model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected volatility, the exercise multiple, the risk-free interest rate and the expected dividend yield. For expected volatility, the Company has made reference to historical volatility of several comparable companies in the same industry. The exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested share options. As the Company did not have sufficient information of past employee exercise history, the exercise multiple was based on management’s estimation. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Government Notes with a maturity life equal to the remaining maturity life of the options as of the valuation date. The expected dividend yield is based on our expected dividend policy over the contractual life of the options.

The assumptions used to estimate the fair value of the share options on the date of grant are as follows:

	As of April 18,	As of July 17,	As of January 3,
	2022	2023	2024
Risk-free interest rate	2.85%	3.81%	3.91%
Expected volatility range	34.79%	39.55%	38.25%
Exercise multiple	2.80	2.80	2.80
Expected dividend yield	—	—	—

	As of August 29,	As of September 1,	As of November 1,
	2024	2024	2024
Risk-free interest rate	3.87%	3.91%	4.37%
Expected volatility range	36.06%	36.02%	35.58%
Exercise multiple	2.80	2.80	2.20
Expected dividend yield	—	—	—

A summary of the Company’s stock option activity under the plans for the years ended December 31, 2022, 2023 and 2024 is presented as follows:

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Grant Date	Remaining	Intrinsic
	Options	Price	Fair Value	Term (Years)	Value
Outstanding as of January 1, 2022	1,982,561	$0.4626	$2.2571	8.82	$4,480
Granted	1,698,667	$6.0000	$2.1191	—	—
Exercised	(31,500)	$0.1191	$2.4720	—	—
Forfeited or expired	(73,325)	$2.6508	$2.1867	—	—
Outstanding as of December 31, 2022	3,576,403	$3.0508	$2.2782	8.43	$10,473
Granted	1,015,000	$14.4500	$5.8298	—	—
Exercised	(347,316)	$1.0070	$2.5695	—	—
Forfeited or expired	(42,000)	$6.0000	$2.0797	—	—
Outstanding as of December 31, 2023	4,202,087	$6.0304	$3.1048	8.20	$31,109
Granted	1,275,000	$49.4420	$19.6808	—	—
Exercised	(346,869)	$7.9775	$3.1139	—	—
Forfeited or expired	—	$—	$—	—	—
Outstanding as of December 31, 2024	5,130,218	$16.6162	$7.1954	7.17	$273,358
Vested and Expected to Vest Options as of December 31, 2024	3,796,134	$5.1769	$3.3057	6.46	$16,497
Exercisable Options as of December 31, 2024	1,627,701	$9.5205	$4.1440	7.49	$6,251

	Years ended December 31,
	2022	2023	2024
Research and development	$818	$1,716	$3,775
General and administrative	665	2,107	5,212
Total.	$1,483	$3,823	$8,987

As of December 31, 2024, total unrecognized employee share-based compensation, may be adjusted for actual forfeitures occurring in the future for 2019 Plan were $0, 2020 Plan $2,634 and 2022 Plan $20,959 which are expected to be recognized over a weighted-average period of 0 years, 2.5 years and 1.97 years, respectively.